Janus Balanced Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Balanced Fund
INVESTMENT OBJECTIVE
Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Balanced Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Balanced Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%		0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.17%	0.16%	0.28%	0.14%	0.04%	[1]	0.28%	0.28%
Total Annual Fund Operating Expenses	0.97%	1.71%	1.08%	0.69%	0.59%		1.33%	0.83%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Balanced Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	668	866	1,080	1,696
Class C	Class C Shares	274	539	928	2,019
Class S	Class S Shares	110	343	595	1,317
Class I	Class I Shares	70	221	384	859
Class N	Class N Shares	60	189	329	738
Class R	Class R Shares	135	421	729	1,601
Class T	Class T Shares	85	265	460	1,025

If Shares are not redeemed:
Expense Example, No Redemption Janus Balanced Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	668	866	1,080	1,696
Class C	Class C Shares	174	539	928	2,019
Class S	Class S Shares	110	343	595	1,317
Class I	Class I Shares	70	221	384	859
Class N	Class N Shares	60	189	329	738
Class R	Class R Shares	135	421	729	1,601
Class T	Class T Shares	85	265	460	1,025

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. As of September 30, 2012, approximately 55.8% of the Fund’s assets were held in equity securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. With respect to corporate issuers, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers may also consider economic factors, such as the effect of interest rates on certain of the Fund’s fixed-income investments. The portfolio managers share day-to-day responsibility for the Fund’s investments.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sovereign Debt Risk. The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Third Quarter 2009 10.97% Worst Quarter: Third Quarter 2011 −11.05%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Balanced Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		12.97%	5.38%	7.74%	9.72%	Sep. 01, 1992
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		11.79%	4.39%	6.88%	8.24%	Sep. 01, 1992
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		9.28%	4.26%	6.45%	7.88%	Sep. 01, 1992
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	6.35%	4.05%	7.05%	9.37%	Sep. 01, 1992
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	10.91%	4.49%	6.91%	9.04%	Sep. 01, 1992
Class S Return Before Taxes	Class S Shares	Return Before Taxes		12.68%	5.10%	7.47%	9.53%	Sep. 01, 1992
Class I Return Before Taxes	Class I Shares	Return Before Taxes		13.09%	5.38%	7.74%	9.72%	Sep. 01, 1992
Class N Return Before Taxes	Class N Shares	Return Before Taxes		12.97%	5.38%	7.74%	9.72%	Sep. 01, 1992
Class R Return Before Taxes	Class R Shares	Return Before Taxes		12.40%	4.83%	7.21%	9.32%	Sep. 01, 1992
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	8.37%	Sep. 01, 1992
Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)		Barclays U.S. Aggregate Bond Index		4.21%	5.95%	5.18%	6.30%	Sep. 01, 1992
Balanced Index (reflects no deduction for expenses, fees, or taxes)		Balanced Index		10.72%	3.96%	6.50%	7.76%	Sep. 01, 1992
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays U.S. Aggregate Bond Index (45%).

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.